Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

September 24, 2010

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549
Attention:  Brion R. Thompson

Re:	UBS Event Fund, L.L.C. Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of UBS Event Fund, L.L.C. (the “Fund”), transmitted for filing with the Securities and Exchange Commission is the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”) (the “Registration Statement”) (also constituting Post-Effective Amendment No. 14 to the Fund’s registration statement under the Investment Company Act of 1940, as amended).  This Registration Statement is being filed to comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act.  No new Fund interests are being registered at this time; rather, all previously registered but unsold interests are being carried forward as permitted by Rules 415 and 429.

We hereby request that the Registration Statement be given a selective review.  The prospectus and statement of additional information (“SAI”) contained in this Registration Statement are substantially identical to the definitive versions of the prospectus and SAI filed pursuant to Rule 497(c) under the 1933 Act on May 21, 2010 (Reg. No. 333-144558), except for the general updating of information in this prospectus and SAI.  We propose to file a pre-effective amendment to the Registration Statement following receipt of your comments, if any, to the accompanying filing in order to formally incorporate the Fund's audited 2009 year-end financial statements and 2010 unaudited semi-annual financial statements and complete other omitted data.  The prospectus and SAI filed herewith are marked to show changes from the definitive versions of those documents filed pursuant to Rule 497(c) under the 1933 Act on May 21, 2010.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.5790 or, in his absence, Brad A. Green at 212.806.6274.

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik